Goodwill And Other Intangible Assets (Other Intangible Assets By Type) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 85	$ 56
Patents, intellectual property and other	152	142
Land Use Rights	8	21
Less Accumulated Amortization	107	90
Total Intangible Assets	$ 138	$ 129